In estimating the realization of deferred tax credits on tax losses carryforward, Management considers its budget and strategic plans, which were approved by the Board of Directors, adjusted based on the estimates of the main tax additions and exclusions. (Details)
R$ in Thousands
9 Months Ended
Sep. 30, 2021 BRL (R$)
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax	R$ 2,838,958
Not later than one year [member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax	111,727
Later than one year and not later than two years [member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax	140,612
Later than two years and not later than three years [member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax	231,408
Later than three years and not later than four years [member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax	291,677
Later than four years and not later than five years [member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax	335,681
Later Than Five Years And Not Later Than Eight Years [Member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax	1,035,323
Later Than Eight Years [Member]
DisclosureOfDeferredIncomeTaxesLineItems [Line Items]
Deferred tax	R$ 692,530